PREFERRED STOCK AND WARRANTS	12 Months Ended
Dec. 31, 2021
PREFERRED STOCK AND WARRANTS
PREFERRED STOCK AND WARRANTS

NOTE 13 – PREFERRED STOCK AND WARRANTS

The Company is authorized to issue Common Stock and Preferred Stock. Prior to the Reverse Recapitalization, the Company was authorized to issue the following classes of stock: Common Stock, Redeemable Convertible Preferred Stock and Redeemable Preferred Stock. The deemed liquidation preference provisions of the Redeemable Convertible Preferred Stock and the Redeemable Preferred Stock were considered contingent redemption provisions that were not solely within the Company’s control. As such, prior to the Reverse Recapitalization, the associated balances were presented outside of permanent equity in the mezzanine section of the consolidated balance sheets.

As part of the Reverse Recapitalization transaction, as described within Note 3, the Redeemable Convertible Preferred Stock was converted 1-for-1 into Common Stock of the Company.

Legacy Payoneer redeemed the shares of Redeemable Preferred Stock on July 23, 2021 and paid shareholders of the Redeemable Preferred Stock $39,804.

The Company had no outstanding Redeemable Convertible Preferred Stock or Redeemable Preferred Stock as of December 31, 2021.

The following tables present the Company’s authorized and outstanding Redeemable Convertible Preferred Stock and Redeemable Preferred Stock as of December 31, 2020:

Redeemable Convertible Preferred Stock:

	December 31, 2020
			Carrying
	Shares	Shares Issued	Value, net of	Liquidation
	Authorized	and Paid	issuance costs	Preference
Series A Preferred Stock of $0.01 par value	30,227,287	30,227,287	$385	$4,633
Series A-1 Preferred Stock of $0.01 par value	8,079,187	8,079,187	638	1,476
Series B Preferred Stock of $0.01 par value	28,676,603	28,676,603	4,497	9,930
Series B-1 Preferred Stock of $0.01 par value	3,925,214	3,925,214	492	1,115
Series C Preferred Stock of $0.01 par value	55,531,064	55,531,064	25,147	23,117
Series C-1 Preferred Stock of $0.01 par value	5,640,000	5,640,000	—	1,936
Series C-2 Preferred Stock of $0.01 par value	16,347,292	16,347,292	5,054	11,713
Series D Preferred Stock of $0.01 par value	34,979,167	34,979,167	30,739	46,245
Series E Preferred Stock of $0.01 par value	20,805,738	20,805,738	67,858	88,995
Series E-1 Preferred Stock of $0.01 par value	5,318,246	5,318,246	19,990	24,324
Total	209,529,798	209,529,798	$154,800	$213,484

Redeemable Preferred Stock:

	December 31, 2020
		Shares
	Shares	Issued and	Carrying	Liquidation
	Authorized*	Paid*	Value	Preference
Series 1 Preferred Stock of $0.01 par value	3,500	3,500	$10,735	$36,520

*Note that the Series 1 Redeemable Preferred Stock was not subject to the 1-for-1.88 conversion related to the Reverse Recapitalization described within Note 3 as the Series 1 Redeemable Preferred Stock remained with the Legacy Payoneer entity after the Reverse Recapitalization (and prior to the July 23, 2021 redemption described within this Note).

NOTE 13 – PREFERRED STOCK AND WARRANTS (continued)

Warrants

As described within Note 3, the Company has publicly traded warrants that are exercisable for shares of the Company’s common stock. Warrants may only be exercised for a whole number of shares at an exercise price of $11.50. These warrants expire on June 25, 2026. At December 31, 2021, there were 25,158,086 warrants outstanding with a corresponding liability valued at $59,877. The warrants are considered to be a Level 1 fair value measurement due to the observability of the inputs. Note that 723,333 private placement warrants issued by FTAC were forfeited at the close of the Reverse Recapitalization transaction.

The Company will not be obligated to deliver any Common Stock pursuant to the exercise of a warrant and will have no obligation to settle such warrant exercise unless a registration statement under the Securities Act with respect to the Common Stock underlying the warrants is then effective and a prospectus relating thereto is current, subject to the Company satisfying its obligations with respect to registration. No warrant will be exercisable, and the Company will not be obligated to issue any Common Stock upon exercise of a warrant unless the issuance of the shares upon such exercise is registered or qualified under the securities laws of the state of the exercising holder, or an exemption is available.

Redemption of warrants when the price per share of Common Stock equals or exceeds $18.00.

The Company may redeem the warrants in whole and not in part, at a price of $0.01 per warrant, upon not less than 30 days’ prior written notice of redemption to each warrant holder and if, and only if, the closing price of the Company’s Common Stock equals or exceeds $18.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the notice of redemption is given to the warrant holders.

Redemption of warrants for shares of Common Stock when the price per share of Common Stock equals or exceeds $10.00.

Commencing ninety days after the warrants become exercisable, the Company may redeem the warrants in whole and not in part, at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares calculated in the manner set forth in the warrant agreement relating to the warrants, based on the redemption date and the “fair market value” of the Common Stock shares if, and only if, the closing price of the Common Stock equals or exceeds $10.00 per Public Share (as adjusted for share sub-divisions, share dividends, reorganizations, reclassifications, recapitalizations and the like) on the trading day before the Company sends the notice of redemption to the warrant holders and if , and only if, there is an effective registration statement covering the issuance of Common Stock issuable upon exercise of the warrants and a current prospectus relating thereto available throughout the 30-day period after written notice of redemption is given.

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on our balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statement of operations. The following table presents the changes in the fair value of warrant liabilities (Level 1):

Warrant Liability
Initial measurement as of June 25, 2021	$71,701
Change in fair value	(11,824)
Fair value as of December 31, 2021	$59,877

In September 2015, the Company issued warrants to purchase shares of Common Stock to a non-employee in association with a commercial services agreement. The exercise price of the warrants is $3.3725 per share. The warrants expire after 10 years from issuance. At December 31, 2021 and 2020, 1,792,944 warrants were outstanding, out of which all were vested as of December 31,2021 and 1,080,707 warrants were vested as of December 31, 2020. The Company did not recognize additional expenses related to the warrants in 2021 and in 2020.